Receivables (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables
Value added and other taxes receivable	$ 55,510	$ 144,656
Grants receivable	25,315	270,645
Receivables	$ 80,825	$ 415,301